EARNINGS (LOSS) PER SHARE	12 Months Ended
Feb. 28, 2026
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 13 – EARNINGS (LOSS) PER SHARE

	For the Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
	S$	S$	S$	US$
Numerator:
Net income (loss) attributable to ordinary shareholders	33,348	(452,450)	(6,102,710)	(4,829,622)

Denominator:
Weighted-average number of shares outstanding – basic and diluted	17,500,000	17,500,000	21,812,500	21,812,500

Basic and diluted earnings (loss) per share	0.002	(0.026)	(0.280)	(0.221)